Gains (losses) from operating activities in the statement of income, included according to their nature (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Remuneration and benefits to employees	$ (238,748)	$ (260,869)	$ (227,617)
Amortization expense	(6,020)	(6,376)	(7,490)
Leases	(47,007)	(37,245)	(36,333)
Insurance	(16,968)	(11,923)	(10,255)
Contractors	(123,096)	(120,923)	(118,610)
Depreciation of Right-of-use Assets (contracts under IFRS 16)	5,450	0	0
Total	(117,180)	(118,126)	(101,171)
Administrative expenses [Member]
Statement [Line Items]
Remuneration and benefits to employees	(60,255)	(63,880)	(51,761)
Marketing costs	(3,911)	(3,078)	(2,539)
Amortization expense	(5)	(15)	(8)
Entertainment expenses	(5,783)	(4,805)	(4,781)
Advisory services	(13,862)	(12,848)	(14,348)
Leases	(3,653)	(4,556)	(4,097)
Insurance	(2,553)	(1,758)	(1,767)
Office expenses	(7,327)	(8,165)	(5,357)
Contractors	(4,874)	(5,730)	(4,805)
Other expenses, by nature	(12,456)	(13,291)	(11,708)
Total	$ (117,180)	$ (118,126)	$ (101,171)